FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and balances at central banks	£ 91,388	£ 76,420	£ 73,257
Items in the course of collection from banks	242	147
Financial assets at fair value through profit or loss	180,609	206,771
Derivative financial instruments	24,753	22,051
Loans and advances to banks	10,632	7,001
Loans and advances to customers	454,899	448,567
Reverse repurchase agreements	44,865	54,753
Debt securities	9,926	6,835
Financial assets at amortised cost	520,322	517,156
Financial assets at fair value through other comprehensive income	23,154	28,137
Reinsurance assets	616	759
Total financial assets	841,084	851,441
Financial liabilities
Deposits from banks	7,266	7,647
Customer deposits	475,331	476,344
Repurchase agreements at amortised cost	48,596	31,125
Items in the course of transmission to banks	372	316
Financial liabilities at fair value through profit or loss	17,755	23,123
Derivative financial instruments	24,042	18,060
Notes in circulation	1,280	1,321
Debt securities in issue	73,819	71,552
Liabilities arising from non-participating investment contracts	42,975	45,040
Other	1,565	1,783
Subordinated liabilities	10,730	13,108	£ 14,261
Total financial liabilities	810,624	812,842
Derivatives designated as hedging instruments £m
Financial assets
Derivative financial instruments	75	86
Total financial assets	75	86
Financial liabilities
Derivative financial instruments	527	327
Total financial liabilities	527	327
Designated at fair value through profit or loss £m
Financial liabilities
Financial liabilities at fair value through profit or loss	5,178	6,541
Liabilities arising from non-participating investment contracts	42,975	45,040
Total financial liabilities	48,153	51,581
At fair value through other comprehensive income £m
Financial assets
Financial assets at fair value through other comprehensive income	23,154	28,137
Total financial assets	23,154	28,137
Held at amortised cost £m
Financial assets
Cash and balances at central banks	91,388	76,420
Items in the course of collection from banks	242	147
Loans and advances to banks	10,632	7,001
Loans and advances to customers	454,899	448,567
Reverse repurchase agreements	44,865	54,753
Debt securities	9,926	6,835
Financial assets at amortised cost	520,322	517,156
Total financial assets	611,952	593,723
Financial liabilities
Deposits from banks	7,266	7,647
Customer deposits	475,331	476,344
Repurchase agreements at amortised cost	48,596	31,125
Items in the course of transmission to banks	372	316
Notes in circulation	1,280	1,321
Debt securities in issue	73,819	71,552
Other	1,317	1,475
Subordinated liabilities	10,730	13,108
Total financial liabilities	618,711	602,888
Insurance- related contracts £m
Financial assets
Reinsurance assets	616	759
Total financial assets	616	759
Financial liabilities
Liabilities arising from insurance and investment contracts	106,893	123,423
Liabilities arising from non-participating investment contracts	0
Other	248	308
Total financial liabilities	107,141	123,731
Mandatorily held at fair value through profit or loss | Held for trading £m
Financial assets
Financial assets at fair value through profit or loss	14,216	21,760
Derivative financial instruments	24,678	21,965
Total financial assets	38,894	43,725
Financial liabilities
Financial liabilities at fair value through profit or loss	12,577	16,582
Derivative financial instruments	23,515	17,733
Total financial liabilities	36,092	34,315
Mandatorily held at fair value through profit or loss | Other
Financial assets
Financial assets at fair value through profit or loss	166,393	185,011
Reinsurance assets	0	0
Total financial assets	£ 166,393	£ 185,011